Financial Instruments - Fair Value through Profit and Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 1,092,000	$ 0
Current derivative financial liabilities	1,906,000	2,815,000
Financial assets	102,728,000	78,874,000
Gains (losses) on commodity and diesel fuel swap and foreign currency contracts:
Realized losses on foreign currency, diesel fuel swap and commodity contracts	(304,000)	(4,965,000)
Realized losses on foreign currency, diesel fuel swap and commodity contracts	910,000	21,000
Gains (losses) on commodity and diesel fuel swap and foreign currency contracts	606,000	(4,944,000)
Gain on warrants	64,000	0
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	1,906,000	2,815,000
Zinc contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	716,000	1,769,000
Zinc contracts [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	716,000	1,769,000
Lead contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	243,000	54,000
Lead contracts [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	243,000	54,000
Copper contracts [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	891,000
Copper contracts [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	891,000	0
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	56,000	992,000
Currency swap contract [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial liabilities	56,000	992,000
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,092,000	0
Financial assets at fair value through profit or loss, category [member] | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	109,746,000	130,117,000
Warrants [member]
Gains (losses) on commodity and diesel fuel swap and foreign currency contracts:
Gain on warrants	64,000	0
Warrants [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	1,092,000	0
Trade receivables from provisional concentrate sales [member] | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,952,000	44,960,000
Trade receivables from provisional concentrate sales [member] | Financial assets at fair value through profit or loss, category [member] | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	51,952,000	44,960,000
Advances to suppliers [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,327,000	28,762,000
Not arising from sale of metal concentrates [member] | Financial assets at fair value through profit or loss, category [member] | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 43,467,000	$ 56,395,000